UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2025

Date of reporting period:	8/31/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Jennison Blend Fund
Class A:
PBQAX
ANNUAL SHAREHOLDER REPORT – August 31, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Jennison Blend Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Blend Fund—Class A	$96	0.91%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, equities generally advanced but experienced significant volatility. The period was marked by a US Federal Reserve interest rate cut, a US presidential election, the surprise launch of China’s Deep Seek artificial intelligence (AI) model, and heightened uncertainties about the US administration’s tariff and trade policies, among other developments. Generally speaking, large-cap stocks outperformed small-cap stocks, and growth outperformed value during the period.
■
Stock selection within the industrials sector, led by aerospace & defense and building products, added the most value relative to the Russell
3000 Index (the “Index”).
■
Conversely, security selection within the health care, consumer discretionary, financials, and energy sectors detracted the most from results relative to the Index.
MF101EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2015 to August 31, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	4.58%	10.26%	10.84%
Class A without sales charges	10.67%	11.52%	11.47%
S&P 500 Index	15.88%	14.74%	14.60%
Russell 3000 Index	15.84%	14.11%	13.98%

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 1,081,933,088
Number of fund holdings	279
Total advisory fees paid for the year	$ 5,131,151
Portfolio turnover rate for the year	59%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	10.0%
Software	8.9%
Banks	7.5%
Aerospace & Defense	5.6%
Interactive Media & Services	5.0%
Affiliated Mutual Fund - Short-Term Investment (3.0% represents investments purchased with collateral from securities on loan)	4.3%
Broadline Retail	3.8%
Entertainment	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	3.2%
Consumer Staples Distribution & Retail	3.0%
Technology Hardware, Storage & Peripherals	2.9%
Biotechnology	2.8%
Insurance	2.7%
Capital Markets	2.3%
Financial Services	2.1%
Machinery	2.1%
Multi-Utilities	2.0%
Health Care Providers & Services	1.5%
Hotels, Restaurants & Leisure	1.5%
Specialty Retail	1.5%
Building Products	1.4%
Automobiles	1.4%
Health Care Equipment & Supplies	1.4%
Chemicals	1.3%
Residential REITs	1.1%
Industry Classification	% of Net Assets
Ground Transportation	1.0%
Household Durables	1.0%
Communications Equipment	0.9%
IT Services	0.9%
Electric Utilities	0.9%
Construction & Engineering	0.8%
Metals & Mining	0.8%
Commercial Services & Supplies	0.8%
Energy Equipment & Services	0.7%
Textiles, Apparel & Luxury Goods	0.6%
Industrial Conglomerates	0.6%
Trading Companies & Distributors	0.6%
Professional Services	0.5%
Personal Care Products	0.5%
Mortgage Real Estate Investment Trusts (REITs)	0.5%
Electronic Equipment, Instruments & Components	0.5%
Industrial REITs	0.5%
Automobile Components	0.5%
Gas Utilities	0.5%
Specialized REITs	0.5%
Others*	3.4%
103.0%
Liabilities in excess of other assets	(3.0)%
100.0%

*	Consists of Industries th at each make up les s th an 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Blend Fund

SHARE CLASS	A
NASDAQ	PBQAX
CUSIP	74441T108
MF101EA

PGIM Jennison Blend Fund
Class C:
PRECX
ANNUAL SHAREHOLDER REPORT – August 31, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Jennison Blend Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Blend Fund—Class C	$189	1.80%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, equities generally advanced but experienced significant volatility. The period was marked by a US Federal Reserve interest rate cut, a US presidential election, the surprise launch of China’s Deep Seek artificial intelligence (AI) model, and heightened uncertainties about the US administration’s tariff and trade policies, among other developments. Generally speaking, large-cap stocks outperformed small-cap stocks, and growth outperformed value during the period.
■
Stock selection within the industrials sector, led by aerospace & defense and building products, added the most value relative to the Russell
3000 Index (the “Index”).
■
Conversely, security selection within the health care, consumer discretionary, financials, and energy sectors detracted the most from results relative to the Index.
MF101EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2015 to August 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	8.70%	10.42%	10.45%
Class C without sales charges	9.64%	10.42%	10.45%
S&P 500 Index	15.88%	14.74%	14.60%
Russell 3000 Index	15.84%	14.11%	13.98%

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 1,081,933,088
Number of fund holdings	279
Total advisory fees paid for the year	$ 5,131,151
Portfolio turnover rate for the year	59%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	10.0%
Software	8.9%
Banks	7.5%
Aerospace & Defense	5.6%
Interactive Media & Services	5.0%
Affiliated Mutual Fund - Short-Term Investment (3.0% represents investments purchased with collateral from securities on loan)	4.3%
Broadline Retail	3.8%
Entertainment	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	3.2%
Consumer Staples Distribution & Retail	3.0%
Technology Hardware, Storage & Peripherals	2.9%
Biotechnology	2.8%
Insurance	2.7%
Capital Markets	2.3%
Financial Services	2.1%
Machinery	2.1%
Multi-Utilities	2.0%
Health Care Providers & Services	1.5%
Hotels, Restaurants & Leisure	1.5%
Specialty Retail	1.5%
Building Products	1.4%
Automobiles	1.4%
Health Care Equipment & Supplies	1.4%
Chemicals	1.3%
Residential REITs	1.1%
Industry Classification	% of Net Assets
Ground Transportation	1.0%
Household Durables	1.0%
Communications Equipment	0.9%
IT Services	0.9%
Electric Utilities	0.9%
Construction & Engineering	0.8%
Metals & Mining	0.8%
Commercial Services & Supplies	0.8%
Energy Equipment & Services	0.7%
Textiles, Apparel & Luxury Goods	0.6%
Industrial Conglomerates	0.6%
Trading C ompani es & Distributors	0.6%
Professional Services	0.5%
Personal Care Products	0.5%
Mortgage Real Estate Investment Trusts (REITs)	0.5%
Electronic Equipment, Instruments & Components	0.5%
Industrial REITs	0.5%
Automobile Components	0.5%
Gas Utilities	0.5%
Specialized REITs	0.5%
Others*	3.4%
103.0%
Liabilities in excess of other assets	(3.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Blend Fund

SHARE CLASS	C
NASDAQ	PRECX
CUSIP	74441T306
MF101EC

PGIM Jennison Blend Fund
Class Z:
PEQZX
ANNUAL SHAREHOLDER REPORT – August 31, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Blend Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Blend Fund—Class Z	$67	0.64%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, equities generally advanced but experienced significant volatility. The period was marked by a US Federal Reserve interest rate cut, a US presidential election, the surprise launch of China’s Deep Seek artificial intelligence (AI) model, and heightened uncertainties about the US administration’s tariff and trade policies, among other developments. Generally speaking, large-cap stocks outperformed small-cap stocks, and growth outperformed value during the period.
■
Stock selection within the industrials sector, led by aerospace & defense and building products, added the most value relative to the Russell
3000 Index (the “Index”).
■
Conversely, security selection within the health care, consumer discretionary, financials, and energy sectors detracted the most from results relative to the Index.
MF101EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: August 31, 2015 to August 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	10.92%	11.83%	11.78%
S&P 500 Index	15.88%	14.74%	14.60%
Russell 3000 Index	15.84%	14.11%	13.98%

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 1,081,933,088
Number of fund holdings	279
Total advisory fees paid for the year	$ 5,131,151
Portfolio turnover rate for the year	59%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	10.0%
Software	8.9%
Banks	7.5%
Aerospace & Defense	5.6%
Interactive Media & Services	5.0%
Affiliated Mutual Fund - Short-Term Investment (3.0% represents investments purchased with collateral from securities on loan)	4.3%
Broadline Retail	3.8%
Entertainment	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	3.2%
Consumer Staples Distribution & Retail	3.0%
Technology Hardware, Storage & Peripherals	2.9%
Biotechnology	2.8%
Insurance	2.7%
Capital Markets	2.3%
Financial Services	2.1%
Machinery	2.1%
Multi-Utilities	2.0%
Health Care Providers & Services	1.5%
Hotels, Restaurants & Leisure	1.5%
Specialty Retail	1.5%
Building Products	1.4%
Automobiles	1.4%
Health Care Equipment & Supplies	1.4%
Chemicals	1.3%
Residential REITs	1.1%
Industry Classification	% of Net Assets
Ground Transportation	1.0%
Household Durables	1.0%
Communications Equipment	0.9%
IT Services	0.9%
Electric Utilities	0.9%
Construction & Engineering	0.8%
Metals & Mining	0.8%
Commercial Services & Supplies	0.8%
Energy Equipment & Services	0.7%
Textiles, Apparel & Luxury Goods	0.6%
Industrial Conglomerates	0.6%
Trading Companies & Distributors	0.6%
Professional Services	0.5%
Personal Care Products	0.5%
Mortgage Real Estate Investment Trusts (REITs)	0.5%
Electronic Equipment, Instruments & Components	0.5%
Industrial REITs	0.5%
Automobile Components	0.5%
Gas Utilities	0.5%
Specialized REITs	0.5%
Others*	3.4%
103.0%
Liabilities in excess of other assets	(3.0)%
100.0%

*	Consists of In dust ries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Blend Fund

SHARE CLASS	Z
NASDAQ	PEQZX
CUSIP	74441T405
MF101EZ

PGIM Jennison Blend Fund
Class R6:
PBQQX
ANNUAL SHAREHOLDER REPORT – August 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Blend Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Blend Fund—Class R6	$68	0.64%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, equities generally advanced but experienced significant volatility. The period was marked by a US Federal Reserve interest rate cut, a US presidential election, the surprise launch of China’s Deep Seek artificial intelligence (AI) model, and heightened uncertainties about the US administration’s tariff and trade policies, among other developments. Generally speaking, large-cap stocks outperformed small-cap stocks, and growth outperformed value during the period.
■
Stock selection within the industrials sector, led by aerospace & defense and building products, added the most value relative to the Russell
3000 Index (the “Index”).
■
Conversely, security selection within the health care, consumer discretionary, financials, and energy sectors detracted the most from results relative to the Index.
MF101ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: October 26, 2017 to August 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	10.96%	11.84%	11.96% (10/26/2017)
S&P 500 Index	15.88%	14.74%	14.35%
Russell 3000 Index	15.84%	14.11%	13.70%
Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 1,081,933,088
Number of fund holdings	279
Total advisory fees paid for the year	$ 5,131,151
Portfolio turnover rate for the year	59%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	10.0%
Software	8.9%
Banks	7.5%
Aerospace & Defense	5.6%
Interactive Media & Services	5.0%
Affiliated Mutual Fund - Short-Term Investment (3.0% represents investments purchased with collateral from securities on loan)	4.3%
Broadline Retail	3.8%
Entertainment	3.4%
Pharmaceuticals	3.3%
Oil, Gas & Consumable Fuels	3.2%
Consumer Staples Distribution & Retail	3.0%
Technology Hardware, Storage & Peripherals	2.9%
Biotechnology	2.8%
Insurance	2.7%
Capital Markets	2.3%
Financial Services	2.1%
Machinery	2.1%
Multi-Utilities	2.0%
Health Care Providers & Services	1.5%
Hotels, Restaurants & Leisure	1.5%
Specialty Retail	1.5%
Building Products	1.4%
Automobiles	1.4%
Health Care Equipment & Supplies	1.4%
Chemicals	1.3%
Residential REITs	1.1%
Industry Classification	% of Net Assets
Ground Transportation	1.0%
Household Durables	1.0%
Communications Equipment	0.9%
IT Services	0.9%
Electric Utilities	0.9%
Construction & Engineering	0.8%
Metals & Mining	0.8%
Commercial Services & Supplies	0.8%
Energy Equipment & Services	0.7%
Textiles, Apparel & Luxury Goods	0.6%
Industrial Conglomerates	0.6%
Trading Companies & Distributors	0.6%
Professional Services	0.5%
Personal Care Products	0.5%
Mortgage Real Estate Investment Trusts (REITs)	0.5%
Electronic Equipment, Instruments & Components	0.5%
Industrial REITs	0.5%
Automobile Components	0.5%
Gas Utilities	0.5%
Specialized REITs	0.5%
Others*	3.4%
103.0%
Liabilities in excess of other assets	(3.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Blend Fund

SHARE CLASS	R6
NASDAQ	PBQQX
CUSIP	74441T603
MF101ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 –  Code of Ethics – See Exhibit (a) (1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 –  Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 –  Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended August 31, 2025 and August 31, 2024, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $26,656 and $24,910, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended August 31, 2025 and August 31, 2024: none.

(c)	Tax Fees

For the fiscal years ended August 31, 2025 and August 31, 2024: none.

(d)	All Other Fees

For the fiscal years ended August 31, 2025 and August 31, 2024: none.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended August 31, 2025	Fiscal Year Ended August 31, 2024
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended August 31, 2025 and August 31, 2024 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL JENNISON BLEND FUND, INC.

PGIM Jennison Blend Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

AUGUST 31, 2025

Table of Contents	Financial Statements and Other Information	August 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Jennison Blend Fund	1
Notes to Financial Statements	20
Other Information - Form N-CSR Items 8-11

Schedule of Investments

as of August 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 98.7%

COMMON STOCKS

Aerospace & Defense 5.6%

Airbus SE (France)	23,406	$4,893,471

Archer Aviation, Inc. (Class A Stock)*(a)	66,357	593,895

Boeing Co. (The)*	72,287	16,964,313

Firefly Aerospace, Inc.*	6,664	302,346

General Electric Co.	52,052	14,324,710

Hexcel Corp.(a)	30,765	1,942,810

Karman Holdings, Inc.*	24,599	1,313,833

Mercury Systems, Inc.*(a)	20,180	1,363,159

Northrop Grumman Corp.	9,010	5,316,260

RTX Corp.	54,805	8,692,073

VSE Corp.	32,618	5,297,163

		61,004,033

Automobile Components 0.5%

Dorman Products, Inc.*(a)	23,477	3,798,344

Garrett Motion, Inc. (Switzerland)	54,567	708,825

Goodyear Tire & Rubber Co. (The)*	71,525	606,532

		5,113,701

Automobiles 1.4%

General Motors Co.	129,463	7,585,237

Tesla, Inc.*	21,991	7,342,135

		14,927,372

Banks 7.6%

Ameris Bancorp	64,821	4,750,083

Atlantic Union Bankshares Corp.	77,788	2,779,365

Bank of America Corp.	161,876	8,213,588

Eastern Bankshares, Inc.	50,152	858,101

Enterprise Financial Services Corp.	79,498	4,868,458

First Bancorp	79,667	4,349,022

First Interstate BancSystem, Inc. (Class A Stock)	133,256	4,360,136

Heritage Financial Corp.	128,714	3,145,770

JPMorgan Chase & Co.	60,470	18,226,867

M&T Bank Corp.	44,049	8,882,921

Pinnacle Financial Partners, Inc.	29,707	2,888,115

PNC Financial Services Group, Inc. (The)	47,061	9,762,334

Renasant Corp.	97,515	3,815,762

Wintrust Financial Corp.	34,674	4,760,393

		81,660,915

Beverages 0.4%

PepsiCo, Inc.	25,585	3,803,210

Biotechnology 2.8%

AbbVie, Inc.	28,393	5,973,887

Akero Therapeutics, Inc.*	15,779	737,353

Alkermes PLC*	31,385	909,224

Apellis Pharmaceuticals, Inc.*	45,527	1,255,179

Arcutis Biotherapeutics, Inc.*	290,325	4,505,844

Biohaven Ltd.*(a)	48,069	739,782

Catalyst Pharmaceuticals, Inc.*	38,526	793,250

Denali Therapeutics, Inc.*	44,182	674,659

Kura Oncology, Inc.*	97,068	766,837

Newamsterdam Pharma Co. NV (Netherlands)*	73,785	1,774,529

Rhythm Pharmaceuticals, Inc.*	5,900	608,585

See Notes to Financial Statements.

PGIM Jennison Blend Fund 1

Schedule of Investments (continued)

as of August 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology (cont’d.)

Scholar Rock Holding Corp.*	24,725	$807,271

Soleno Therapeutics, Inc.*	8,526	576,955

Twist Bioscience Corp.*(a)	73,309	1,977,144

Vaxcyte, Inc.*	53,989	1,662,321

Vertex Pharmaceuticals, Inc.*	15,435	6,035,394

		29,798,214

Broadline Retail 3.8%

Amazon.com, Inc.*	157,954	36,171,466

MercadoLibre, Inc. (Brazil)*	2,091	5,170,855

		41,342,321

Building Products 1.4%

Griffon Corp.	23,673	1,802,936

Hayward Holdings, Inc.*	184,292	2,963,415

Johnson Controls International PLC	75,804	8,102,690

Tecnoglass, Inc.	11,354	824,073

Zurn Elkay Water Solutions Corp.(a)	41,923	1,901,627

		15,594,741

Capital Markets 2.3%

Acadian Asset Management, Inc.	87,644	4,467,215

Artisan Partners Asset Management, Inc. (Class A Stock)	28,987	1,356,302

Blackstone, Inc.	27,333	4,684,876

Goldman Sachs Group, Inc. (The)	12,632	9,413,998

Marex Group PLC (United Kingdom)	61,248	2,165,729

Miami International Holdings, Inc.*	8,121	305,187

Moelis & Co. (Class A Stock)	29,378	2,118,448

		24,511,755

Chemicals 1.3%

Avient Corp.	72,599	2,715,203

Element Solutions, Inc.	111,988	2,880,331

Linde PLC	16,769	8,020,445

		13,615,979

Commercial Services & Supplies 0.8%

ACV Auctions, Inc. (Class A Stock)*	197,660	2,304,716

BrightView Holdings, Inc.*	40,254	579,658

Casella Waste Systems, Inc. (Class A Stock)*	10,550	1,039,808

Healthcare Services Group, Inc.*	50,625	790,256

HNI Corp.	19,935	895,879

Interface, Inc.	72,400	1,934,528

OPENLANE, Inc.*	39,259	1,135,370

		8,680,215

Communications Equipment 0.9%

Cisco Systems, Inc.	128,286	8,863,280

NETGEAR, Inc.*	40,505	1,100,521

		9,963,801

Construction & Engineering 0.8%

Construction Partners, Inc. (Class A Stock)*(a)	20,702	2,482,170

Fluor Corp.*	16,390	672,318

Great Lakes Dredge & Dock Corp.*	314,170	3,663,222

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Construction & Engineering (cont’d.)

Primoris Services Corp.	12,012	$1,424,023

Sterling Infrastructure, Inc.*	3,304	920,263

		9,161,996

Consumer Finance 0.1%

Upstart Holdings, Inc.*(a)	7,899	578,839

Consumer Staples Distribution & Retail 3.0%

Chefs’ Warehouse, Inc. (The)*	75,441	4,763,345

Costco Wholesale Corp.	8,702	8,208,770

Walmart, Inc.	202,006	19,590,542

		32,562,657

Diversified Consumer Services 0.1%

Mister Car Wash, Inc.*(a)	150,992	862,164

Diversified REITs 0.2%

Alexander & Baldwin, Inc.	100,280	1,939,415

Diversified Telecommunication Services 0.1%

Cogent Communications Holdings, Inc.	20,795	794,993

Electric Utilities 0.9%

Constellation Energy Corp.	16,344	5,033,625

IDACORP, Inc.	27,984	3,500,798

Portland General Electric Co.	23,652	1,011,833

		9,546,256

Electrical Equipment 0.1%

Atkore, Inc.	13,405	780,037

Bloom Energy Corp. (Class A Stock)*	12,733	674,085

		1,454,122

Electronic Equipment, Instruments & Components 0.5%

Fabrinet (Thailand)*	2,886	956,103

Mirion Technologies, Inc.*	113,352	2,323,716

Sanmina Corp.*	10,595	1,245,124

TTM Technologies, Inc.*	20,050	893,629

		5,418,572

Energy Equipment & Services 0.7%

Archrock, Inc.	43,124	1,067,750

Cactus, Inc. (Class A Stock)	70,540	2,959,153

Liberty Energy, Inc.	67,090	754,762

Oceaneering International, Inc.*	76,557	1,867,991

Solaris Energy Infrastructure, Inc.	27,110	856,405

		7,506,061

Entertainment 3.4%

Netflix, Inc.*	12,609	15,234,824

Spotify Technology SA*	8,507	5,800,753

Walt Disney Co. (The)	134,620	15,936,316

		36,971,893

See Notes to Financial Statements.

PGIM Jennison Blend Fund 3

Schedule of Investments (continued)

as of August 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Financial Services 2.1%

Burford Capital Ltd.	96,353	$1,348,942

Essent Group Ltd.	15,123	948,817

EVERTEC, Inc. (Puerto Rico)	46,286	1,651,484

Flywire Corp.*	134,864	1,773,462

Mastercard, Inc. (Class A Stock)	15,854	9,437,728

Shift4 Payments, Inc. (Class A Stock)*(a)	16,949	1,532,698

Visa, Inc. (Class A Stock)	17,987	6,327,467

		23,020,598

Food Products 0.2%

Freshpet, Inc.*	20,369	1,136,997

Utz Brands, Inc.	99,304	1,332,660

		2,469,657

Gas Utilities 0.5%

Chesapeake Utilities Corp.	21,571	2,665,744

New Jersey Resources Corp.	49,516	2,341,612

		5,007,356

Ground Transportation 1.0%

ArcBest Corp.	14,066	1,037,508

Uber Technologies, Inc.*	38,460	3,605,625

Union Pacific Corp.	28,807	6,440,381

		11,083,514

Health Care Equipment & Supplies 1.4%

CONMED Corp.	14,831	806,213

Edwards Lifesciences Corp.*	22,552	1,834,380

Embecta Corp.	51,646	747,834

GE HealthCare Technologies, Inc.	58,047	4,279,805

Intuitive Surgical, Inc.*	7,675	3,632,539

iRhythm Technologies, Inc.*	20,032	3,405,040

		14,705,811

Health Care Providers & Services 1.5%

Concentra Group Holdings Parent, Inc.	26,594	632,937

GeneDx Holdings Corp.*	22,813	2,954,056

Guardant Health, Inc.*	41,278	2,782,963

Hims & Hers Health, Inc.*	13,301	563,297

LifeStance Health Group, Inc.*	400,775	2,196,247

Omada Health, Inc.*	12,084	286,270

Option Care Health, Inc.*	83,856	2,404,990

RadNet, Inc.*	22,499	1,614,528

UnitedHealth Group, Inc.	10,649	3,299,806

		16,735,094

Health Care Technology 0.3%

HeartFlow, Inc.*	15,180	478,170

Teladoc Health, Inc.*	101,669	785,901

Waystar Holding Corp.*	58,755	2,225,640

		3,489,711

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Hotel & Resort REITs 0.2%

Summit Hotel Properties, Inc.	229,482	$ 1,257,562

Xenia Hotels & Resorts, Inc.	64,917	917,277

		2,174,839

Hotels, Restaurants & Leisure 1.5%

Brinker International, Inc.*	3,482	543,122

Churchill Downs, Inc.	6,098	632,546

Dave & Buster’s Entertainment, Inc.*(a)	21,663	556,089

Hilton Grand Vacations, Inc.*	15,196	722,114

Life Time Group Holdings, Inc.*	31,427	877,442

McDonald’s Corp.	14,968	4,693,067

Penn Entertainment, Inc.*	66,463	1,344,546

Portillo’s, Inc. (Class A Stock)*	108,941	771,302

Shake Shack, Inc. (Class A Stock)*	40,817	4,326,602

Starbucks Corp.	22,456	1,980,395

		16,447,225

Household Durables 1.0%

Champion Homes, Inc.*(a)	15,365	1,159,443

Ethan Allen Interiors, Inc.	26,544	783,313

Leggett & Platt, Inc.	55,982	537,987

LGI Homes, Inc.*	10,619	657,422

Toll Brothers, Inc.	38,307	5,324,673

Tri Pointe Homes, Inc.*(a)	61,311	2,166,118

		10,628,956

Independent Power & Renewable Electricity Producers 0.1%

Ormat Technologies, Inc.	7,325	673,094

Industrial Conglomerates 0.6%

3M Co.	42,176	6,559,633

Industrial REITs 0.5%

LXP Industrial Trust	120,687	1,095,838

Prologis, Inc.	37,778	4,298,381

		5,394,219

Insurance 2.7%

Aspen Insurance Holdings Ltd. (Bermuda) (Class A Stock)*	24,903	908,959

Axis Capital Holdings Ltd.	32,952	3,248,408

Chubb Ltd.	18,472	5,081,093

CNO Financial Group, Inc.	57,180	2,256,895

Lincoln National Corp.	34,431	1,478,123

Marsh & McLennan Cos., Inc.	28,749	5,916,832

MetLife, Inc.	91,678	7,458,922

Selective Insurance Group, Inc.	13,798	1,079,417

Skyward Specialty Insurance Group, Inc.*	39,816	1,923,113

		29,351,762

Interactive Media & Services 5.0%

Alphabet, Inc. (Class A Stock)	63,629	13,547,250

Alphabet, Inc. (Class C Stock)	36,854	7,869,435

Meta Platforms, Inc. (Class A Stock)	43,834	32,380,176

Yelp, Inc.*	18,670	590,345

		54,387,206

See Notes to Financial Statements.

PGIM Jennison Blend Fund 5

Schedule of Investments (continued)

as of August 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

IT Services 0.9%

ASGN, Inc.*	29,092	$1,578,241

DigitalOcean Holdings, Inc.*	35,629	1,162,218

Shopify, Inc. (Canada) (Class A Stock)*	15,396	2,175,147

Snowflake, Inc.*	19,822	4,730,718

		9,646,324

Life Sciences Tools & Services 0.1%

10X Genomics, Inc. (Class A Stock)*	37,738	528,710

Adaptive Biotechnologies Corp.*	70,724	932,142

		1,460,852

Machinery 2.1%

Enerpac Tool Group Corp.	58,464	2,475,366

Gates Industrial Corp. PLC*	212,362	5,427,973

Kennametal, Inc.	50,991	1,092,737

Lindsay Corp.	3,442	472,346

Mueller Water Products, Inc. (Class A Stock)	58,107	1,531,700

Parker-Hannifin Corp.	11,804	8,963,367

Terex Corp.	10,703	534,508

Trinity Industries, Inc.	84,800	2,410,016

		22,908,013

Marine Transportation 0.3%

Kirby Corp.*	27,434	2,666,585

Matson, Inc.	6,814	708,997

		3,375,582

Media 0.3%

Magnite, Inc.*(a)	39,310	1,020,094

Trade Desk, Inc. (The) (Class A Stock)*	43,259	2,364,537

		3,384,631

Metals & Mining 0.8%

Coeur Mining, Inc.*	45,167	593,946

Eldorado Gold Corp. (Turkey)*	236,937	5,871,299

ERO Copper Corp. (Brazil)*(a)	51,055	732,129

SunCoke Energy, Inc.	220,356	1,701,148

		8,898,522

Mortgage Real Estate Investment Trusts (REITs) 0.5%

Ellington Financial, Inc.	82,108	1,119,953

Ladder Capital Corp.	374,127	4,347,356

		5,467,309

Multi-Utilities 2.0%

Avista Corp.	21,553	787,546

CenterPoint Energy, Inc.	169,410	6,388,451

NiSource, Inc.	332,451	14,052,704

		21,228,701

Office REITs 0.3%

Cousins Properties, Inc.	75,001	2,211,780

Paramount Group, Inc.*	207,537	1,494,266

		3,706,046

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 3.2%

California Resources Corp.	18,033	$895,879

Cheniere Energy, Inc.	23,107	5,587,735

Crescent Energy Co. (Class A Stock)	100,859	962,195

Exxon Mobil Corp.	102,051	11,663,409

Gulfport Energy Corp.*	8,561	1,489,871

Magnolia Oil & Gas Corp. (Class A Stock)	23,881	594,159

Northern Oil & Gas, Inc.(a)	73,755	1,929,431

Shell PLC, ADR	161,536	11,934,279

		35,056,958

Passenger Airlines 0.1%

SkyWest, Inc.*	10,821	1,313,669

Personal Care Products 0.5%

Herbalife Ltd.*	75,539	738,772

Unilever PLC (United Kingdom), ADR(a)	81,186	5,130,955

		5,869,727

Pharmaceuticals 3.3%

AstraZeneca PLC (United Kingdom), ADR	79,932	6,386,567

Crinetics Pharmaceuticals, Inc.*	51,592	1,598,836

Eli Lilly & Co.	18,487	13,543,207

Prestige Consumer Healthcare, Inc.*	37,436	2,547,145

Roche Holding AG, ADR(a)	102,571	4,181,820

Tarsus Pharmaceuticals, Inc.*(a)	66,190	3,877,410

UCB SA (Belgium)	10,962	2,571,454

Verona Pharma PLC (United Kingdom), ADR*	5,953	630,482

		35,336,921

Professional Services 0.5%

Huron Consulting Group, Inc.*	19,364	2,652,093

Korn Ferry	21,569	1,599,126

Planet Labs PBC*	102,735	728,391

Upwork, Inc.*	60,433	930,064

		5,909,674

Real Estate Management & Development 0.1%

Cushman & Wakefield PLC*	38,475	606,751

Residential REITs 1.1%

Camden Property Trust	54,317	6,082,417

Independence Realty Trust, Inc.	129,926	2,352,960

UMH Properties, Inc.	201,236	3,157,393

		11,592,770

Retail REITs 0.4%

SITE Centers Corp.	150,206	1,844,530

Urban Edge Properties	127,300	2,633,837

		4,478,367

Semiconductors & Semiconductor Equipment 9.9%

Advanced Micro Devices, Inc.*	33,977	5,525,679

Broadcom, Inc.	79,310	23,586,001

Credo Technology Group Holding Ltd.*	26,053	3,205,952

Impinj, Inc.*(a)	14,832	2,780,555

NVIDIA Corp.	257,999	44,938,266

See Notes to Financial Statements.

PGIM Jennison Blend Fund 7

Schedule of Investments (continued)

as of August 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)

Semtech Corp.*(a)	34,034	$1,977,035

SiTime Corp.*	12,889	3,114,885

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	47,726	11,018,502

Texas Instruments, Inc.	21,781	4,410,217

Tower Semiconductor Ltd. (Israel)*	91,480	5,380,853

Universal Display Corp.	7,497	1,039,009

		106,976,954

Software 8.9%

A10 Networks, Inc.	40,684	720,514

Asana, Inc. (Class A Stock)*	54,838	800,635

AvePoint, Inc.*	220,917	3,614,202

Cadence Design Systems, Inc.*	26,078	9,138,514

Clearwater Analytics Holdings, Inc. (Class A Stock)*	96,095	1,986,284

Commvault Systems, Inc.*	4,633	864,726

Crowdstrike Holdings, Inc. (Class A Stock)*	17,978	7,617,279

Datadog, Inc. (Class A Stock)*	15,146	2,070,155

Intapp, Inc.*	91,405	4,203,716

MARA Holdings, Inc.*	44,264	707,339

Microsoft Corp.	78,525	39,787,832

Oracle Corp.	18,632	4,213,254

Q2 Holdings, Inc.*	61,996	4,880,945

Riot Platforms, Inc.*	50,062	688,853

Riskified Ltd. (Class A Stock)*	188,598	899,612

Salesforce, Inc.	18,469	4,732,681

ServiceNow, Inc.*	5,806	5,326,773

SoundHound AI, Inc. (Class A Stock)*	33,661	438,266

Sprout Social, Inc. (Class A Stock)*	87,232	1,377,393

Varonis Systems, Inc.*	14,379	848,649

Vertex, Inc. (Class A Stock)*	63,790	1,647,058

		96,564,680

Specialized REITs 0.5%

Four Corners Property Trust, Inc.	80,788	2,091,601

National Storage Affiliates Trust	46,063	1,484,611

Outfront Media, Inc.	71,190	1,329,829

		4,906,041

Specialty Retail 1.5%

Boot Barn Holdings, Inc.*	12,746	2,265,857

Five Below, Inc.*	24,850	3,605,735

Industria de Diseno Textil SA (Spain)	42,480	2,101,034

Lowe’s Cos., Inc.	18,671	4,818,238

Warby Parker, Inc. (Class A Stock)*	114,855	3,009,201

		15,800,065

Technology Hardware, Storage & Peripherals 2.9%

Apple, Inc.	112,377	26,087,197

Dell Technologies, Inc. (Class C Stock)	36,214	4,423,540

IonQ, Inc.*(a)	15,360	656,486

		31,167,223

Textiles, Apparel & Luxury Goods 0.6%

Carter’s, Inc.(a)	22,537	643,657

Kontoor Brands, Inc.	40,641	3,139,517

Wolverine World Wide, Inc.	99,989	3,193,649

		6,976,823

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Trading Companies & Distributors 0.6%

McGrath RentCorp	16,266	$1,976,156

NPK International, Inc.*	82,640	859,456

Rush Enterprises, Inc. (Class A Stock)	48,074	2,759,448

Willis Lease Finance Corp.	3,953	587,732

		6,182,792

TOTAL LONG-TERM INVESTMENTS
(cost $604,892,096)		1,067,757,295

SHORT-TERM INVESTMENTS 4.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.483%)(wb)	13,791,645	13,791,645
PGIM Institutional Money Market Fund (7-day effective yield 4.526%) (cost $32,632,800; includes $32,510,670 of cash collateral for securities on loan)(b)(wb)	32,657,654	32,634,793

TOTAL SHORT-TERM INVESTMENTS (cost $46,424,445)		46,426,438

TOTAL INVESTMENTS 103.0% (cost $651,316,541)		1,114,183,733

Liabilities in excess of other assets (3.0)%		(32,250,645)

NET ASSETS 100.0%		$1,081,933,088

Below is a list of the abbreviation(s) used in the annual report:

ADR—American Depositary Receipt

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $31,743,299; cash collateral of $32,510,670 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$56,110,562	$4,893,471	$—
Automobile Components	5,113,701	—	—
Automobiles	14,927,372	—	—
Banks	81,660,915	—	—
Beverages	3,803,210	—	—
Biotechnology	29,798,214	—	—
Broadline Retail	41,342,321	—	—
Building Products	15,594,741	—	—
Capital Markets	24,511,755	—	—

See Notes to Financial Statements.

PGIM Jennison Blend Fund 9

Schedule of Investments (continued)

as of August 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Chemicals	$13,615,979	$—	$—
Commercial Services & Supplies	8,680,215	—	—
Communications Equipment	9,963,801	—	—
Construction & Engineering	9,161,996	—	—
Consumer Finance	578,839	—	—
Consumer Staples Distribution & Retail	32,562,657	—	—
Diversified Consumer Services	862,164	—	—
Diversified REITs	1,939,415	—	—
Diversified Telecommunication Services	794,993	—	—
Electric Utilities	9,546,256	—	—
Electrical Equipment	1,454,122	—	—
Electronic Equipment, Instruments & Components	5,418,572	—	—
Energy Equipment & Services	7,506,061	—	—
Entertainment	36,971,893	—	—
Financial Services	23,020,598	—	—
Food Products	2,469,657	—	—
Gas Utilities	5,007,356	—	—
Ground Transportation	11,083,514	—	—
Health Care Equipment & Supplies	14,705,811	—	—
Health Care Providers & Services	16,735,094	—	—
Health Care Technology	3,489,711	—	—
Hotel & Resort REITs.	2,174,839	—	—
Hotels, Restaurants & Leisure	16,447,225	—	—
Household Durables	10,628,956	—	—
Independent Power & Renewable Electricity Producers	673,094	—	—
Industrial Conglomerates	6,559,633	—	—
Industrial REITs	5,394,219	—	—
Insurance	29,351,762	—	—
Interactive Media & Services	54,387,206	—	—
IT Services	9,646,324	—	—
Life Sciences Tools & Services	1,460,852	—	—
Machinery	22,908,013	—	—
Marine Transportation	3,375,582	—	—
Media	3,384,631	—	—
Metals & Mining	8,898,522	—	—
Mortgage Real Estate Investment Trusts (REITs)	5,467,309	—	—
Multi-Utilities	21,228,701	—	—
Office REITs	3,706,046	—	—
Oil, Gas & Consumable Fuels	35,056,958	—	—
Passenger Airlines	1,313,669	—	—
Personal Care Products	5,869,727	—	—
Pharmaceuticals.	32,765,467	2,571,454	—
Professional Services	5,909,674	—	—
Real Estate Management & Development.	606,751	—	—
Residential REITs	11,592,770	—	—
Retail REITs	4,478,367	—	—
Semiconductors & Semiconductor Equipment.	106,976,954	—	—
Software	96,564,680	—	—
Specialized REITs	4,906,041	—	—
Specialty Retail	13,699,031	2,101,034	—
Technology Hardware, Storage & Peripherals.	31,167,223	—	—
Textiles, Apparel & Luxury Goods	6,976,823	—	—
Trading Companies & Distributors	6,182,792	—	—
Short-Term Investments
Affiliated Mutual Funds	46,426,438	—	—

Total	$1,104,617,774	$9,565,959	$—

See Notes to Financial Statements.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2025 were as follows:

Semiconductors & Semiconductor Equipment	9.9%
Software	8.9
Banks	7.6
Aerospace & Defense	5.6
Interactive Media & Services	5.0
Affiliated Mutual Funds (3.0% represents investments purchased with collateral from securities on loan)	4.3
Broadline Retail	3.8
Entertainment	3.4
Pharmaceuticals	3.3
Oil, Gas & Consumable Fuels	3.2
Consumer Staples Distribution & Retail	3.0
Technology Hardware, Storage & Peripherals	2.9
Biotechnology	2.8
Insurance	2.7
Capital Markets	2.3
Financial Services	2.1
Machinery	2.1
Multi-Utilities	2.0
Health Care Providers & Services	1.5
Hotels, Restaurants & Leisure	1.5
Specialty Retail	1.5
Building Products	1.4
Automobiles	1.4
Health Care Equipment & Supplies	1.4
Chemicals	1.3
Residential REITs	1.1
Ground Transportation	1.0
Household Durables	1.0
Communications Equipment	0.9
IT Services	0.9
Electric Utilities	0.9
Construction & Engineering	0.8
Metals & Mining	0.8
Commercial Services & Supplies	0.8

Energy Equipment & Services	0.7%
Textiles, Apparel & Luxury Goods	0.6
Industrial Conglomerates	0.6
Trading Companies & Distributors	0.6
Professional Services	0.5
Personal Care Products	0.5
Mortgage Real Estate Investment Trusts (REITs)	0.5
Electronic Equipment, Instruments & Components	0.5
Industrial REITs	0.5
Automobile Components	0.5
Gas Utilities	0.5
Specialized REITs	0.5
Retail REITs	0.4
Beverages	0.4
Office REITs	0.3
Health Care Technology	0.3
Media	0.3
Marine Transportation	0.3
Food Products	0.2
Hotel & Resort REITs	0.2
Diversified REITs	0.2
Life Sciences Tools & Services	0.1
Electrical Equipment	0.1
Passenger Airlines	0.1
Diversified Consumer Services	0.1
Diversified Telecommunication Services	0.1
Independent Power & Renewable Electricity Producers	0.1
Real Estate Management & Development	0.1
Consumer Finance	0.1

103.0
Liabilities in excess of other assets	(3.0)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$31,743,299	$(31,743,299)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Blend Fund 11

Statement of Assets and Liabilities

as of August 31, 2025

Assets
Investments at value, including securities on loan of $31,743,299:
Unaffiliated investments (cost $604,892,096)	$1,067,757,295
Affiliated investments (cost $46,424,445)	46,426,438
Receivable for investments sold	2,290,420
Dividends receivable	953,920
Tax reclaim receivable	88,988
Receivable for Fund shares sold	3,072
Prepaid expenses	48

Total Assets	1,117,520,181

Liabilities
Payable to broker for collateral for securities on loan	32,510,670
Payable for investments purchased	1,239,902
Accrued expenses and other liabilities	791,174
Management fee payable	439,754
Distribution fee payable	265,714
Payable for Fund shares purchased	256,498
Affiliated transfer agent fee payable	79,995
Directors’ fees payable	3,386

Total Liabilities	35,587,093

Net Assets	$1,081,933,088

Net assets were comprised of:
Common stock, at par	$421,264
Paid-in capital in excess of par	549,467,967
Total distributable earnings (loss)	532,043,857

Net assets, August 31, 2025	$1,081,933,088

See Notes to Financial Statements.

Class A

Net asset value and redemption price per share,
($1,028,533,507 ÷ 39,950,251 shares of common stock issued and outstanding)	$25.75
Maximum sales charge (5.50% of offering price)	1.50

Maximum offering price to public	$27.25

Class C

Net asset value, offering price and redemption price per share,
($9,264,547 ÷ 474,825 shares of common stock issued and outstanding)	$19.51

Class Z

Net asset value, offering price and redemption price per share,
($42,949,374 ÷ 1,655,655 shares of common stock issued and outstanding)	$25.94

Class R6

Net asset value, offering price and redemption price per share,
($1,185,660 ÷ 45,697 shares of common stock issued and outstanding)	$25.95

See Notes to Financial Statements.

PGIM Jennison Blend Fund 13

Statement of Operations

Year Ended August 31, 2025

Net Investment Income (Loss)

Income

Unaffiliated dividend income (net of $49,801 foreign withholding tax)	$11,936,925

Affiliated dividend income	869,203

Income from securities lending, net (including affiliated income of $45,168)	45,190

Total income	12,851,318

Expenses

Management fee	5,140,409

Distribution fee(a)	3,109,971

Transfer agent’s fees and expenses (including affiliated expense of $514,750)(a)	1,050,257

Custodian and accounting fees	97,900

Shareholders’ reports	61,917

Registration fees(a)	51,442

Professional fees	44,555

Audit fee	26,656

Directors’ fees	23,450

Miscellaneous	36,406

Total expenses	9,642,963
Less: Fee waiver and/or expense reimbursement(a)	(9,258)

Net expenses	9,633,705

Net investment income (loss)	3,217,613

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(8,846))	95,827,102
Foreign currency transactions	(911)

95,826,191

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,993)	8,232,139
Foreign currencies	597

8,232,736

Net gain (loss) on investment and foreign currency transactions	104,058,927

Net Increase (Decrease) In Net Assets Resulting From Operations	$107,276,540

(a)  Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	3,018,845	91,126	—	—
Transfer agent’s fees and expenses	991,586	14,934	43,281	456
Registration fees	19,113	11,607	10,687	10,035
Fee waiver and/or expense reimbursement	—	—	—	(9,258)

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Year Ended August 31,

	2025	2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,217,613	$4,545,429
Net realized gain (loss) on investment and foreign currency transactions	95,826,191	103,889,298
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	8,232,736	132,005,972

Net increase (decrease) in net assets resulting from operations	107,276,540	240,440,699

Dividends and Distributions
Distributions from distributable earnings
Class A	(125,490,024)	(27,902,209)
Class C	(1,444,058)	(196,286)
Class Z	(5,496,695)	(1,298,186)
Class R6	(114,949)	(16,693)

	(132,545,726)	(29,413,374)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	14,133,225	16,617,483
Net asset value of shares issued in reinvestment of dividends and distributions	130,237,555	28,974,699
Cost of shares purchased	(131,972,264)	(109,199,714)

Net increase (decrease) in net assets from Fund share transactions	12,398,516	(63,607,532)

Total increase (decrease)	(12,870,670)	147,419,793

Net Assets:

Beginning of year	1,094,803,758	947,383,965

End of year	$1,081,933,088	$1,094,803,758

See Notes to Financial Statements.

PGIM Jennison Blend Fund 15

Financial Highlights

Class A Shares
	Year Ended August 31,
	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$26.27	$21.38	$19.07	$28.66	$22.84
Income (loss) from investment operations:
Net investment income (loss)	0.07	0.10	0.10	0.06	(-	)(b)(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.68	5.47	2.56	(4.98)	7.70
Total from investment operations	2.75	5.57	2.66	(4.92)	7.70
Less Dividends and Distributions:
Dividends from net investment income	(0.20)	(0.11)	(0.06)	-	(0.08)
Distributions from net realized gains	(3.07)	(0.57)	(0.29)	(4.67)	(1.80)
Total dividends and distributions	(3.27)	(0.68)	(0.35)	(4.67)	(1.88)
Net asset value, end of year	$25.75	$26.27	$21.38	$19.07	$28.66
Total Return(d):	10.67%	26.79%	14.23%	(20.65)%	35.59%

Ratios/Supplemental Data:
Net assets, end of year (in millions)	$1,029	$1,038	$903	$872	$1,205
Average net assets (in millions)	$1,006	$950	$855	$1,049	$1,082
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.91%	0.93%	0.97%	0.94%	0.92%
Expenses before waivers and/or expense reimbursement	0.91%	0.93%	0.97%	0.94%	0.92%
Net investment income (loss)	0.30%	0.45%	0.51%	0.25%	(-	)%(c)
Portfolio turnover rate(f)	59%	47%	46%	42%	70%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares
	Year Ended August 31,
	2025		2024		2023		2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$20.69		$17.03		$15.36		$24.19		$19.67
Income (loss) from investment operations:
Net investment income (loss)	(0.11	)(b)	(0.10	)(b)	(0.08	)(b)	(0.15	)(b)	(0.22	)(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.07		4.33		2.04		(4.01)		6.54
Total from investment operations	1.96		4.23		1.96		(4.16)		6.32
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		-		-		-		-
Distributions from net realized gains	(3.07)		(0.57)		(0.29)		(4.67)		(1.80)
Total dividends and distributions	(3.14)		(0.57)		(0.29)		(4.67)		(1.80)
Net asset value, end of year	$19.51		$20.69		$17.03		$15.36		$24.19
Total Return(c):	9.64%		25.62%		13.04%		(21.43)%		34.16%

Ratios/Supplemental Data:
Net assets, end of year (in millions)	$9		$9		$6		$6		$6
Average net assets (in millions)	$9		$7		$5		$6		$6
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.80%		1.89%		1.98%		1.97%		1.95%
Expenses before waivers and/or expense reimbursement	1.80%		1.89%		1.98%		1.97%		1.95%
Net investment income (loss)	(0.59)%		(0.52)%		(0.50)%		(0.78)%		(1.03)%
Portfolio turnover rate(e)	59%		47%		46%		42%		70%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Blend Fund 17

Financial Highlights (continued)

Class Z Shares
	Year Ended August 31,
	2025	2024	2023	2022	2021

Per Share Operating Performance(a) :
Net Asset Value, Beginning of Year	$26.47	$21.53	$19.21	$28.77	$22.91
Income (loss) from investment operations:
Net investment income (loss)	0.14	0.17	0.16	0.13	0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.69	5.51	2.58	(5.01)	7.72
Total from investment operations	2.83	5.68	2.74	(4.88)	7.79
Less Dividends and Distributions:
Dividends from net investment income	(0.29)	(0.17)	(0.13)	(0.01)	(0.13)
Distributions from net realized gains	(3.07)	(0.57)	(0.29)	(4.67)	(1.80)
Total dividends and distributions	(3.36)	(0.74)	(0.42)	(4.68)	(1.93)
Net asset value, end of year	$25.94	$26.47	$21.53	$19.21	$28.77
Total Return(b):	10.92%	27.19%	14.59%	(20.41)%	35.96%

Ratios/Supplemental Data:
Net assets, end of year (in millions)	$43	$47	$38	$36	$48
Average net assets (in millions)	$43	$41	$35	$43	$41
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.64%	0.64%	0.66%	0.64%	0.63%
Expenses before waivers and/or expense reimbursement	0.64%	0.64%	0.66%	0.64%	0.63%
Net investment income (loss)	0.58%	0.73%	0.81%	0.55%	0.28%
Portfolio turnover rate(d)	59%	47%	46%	42%	70%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Year Ended August 31,
	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$26.47	$21.53	$19.21	$28.77	$22.91
Income (loss) from investment operations:
Net investment income (loss)	0.14	0.17	0.17	0.13	0.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.70	5.51	2.57	(5.01)	7.74
Total from investment operations	2.84	5.68	2.74	(4.88)	7.79
Less Dividends and Distributions:
Dividends from net investment income	(0.29)	(0.17)	(0.13)	(0.01)	(0.13)
Distributions from net realized gains	(3.07)	(0.57)	(0.29)	(4.67)	(1.80)
Total dividends and distributions	(3.36)	(0.74)	(0.42)	(4.68)	(1.93)
Net asset value, end of year	$25.95	$26.47	$21.53	$19.21	$28.77
Total Return(b):	10.96%	27.19%	14.59%	(20.41)%	35.96%

Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$1,186	$723	$352	$1,215	$1,202
Average net assets (in thousands)	$975	$492	$520	$1,212	$324
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.64%	0.64%	0.66%	0.64%	0.63%
Expenses before waivers and/or expense reimbursement	1.59%	2.99%	2.09%	1.49%	5.61%
Net investment income (loss)	0.56%	0.73%	0.87%	0.56%	0.17%
Portfolio turnover rate(d)	59%	47%	46%	42%	70%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Blend Fund 19

Notes to Financial Statements

1.	Organization

Prudential Jennison Blend Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation and PGIM Jennison Blend Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is long-term capital growth.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is

PGIM Jennison Blend Fund 21

Notes to Financial Statements (continued)

marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended August 31, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.50% of average daily net assets to $500 million;	0.49%
0.475% of average daily net assets over $500 million to $1 billion;
0.45% of average daily net assets in excess of $1 billion

The Manager has contractually agreed, through December 31, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
Z	—
R6	0.68

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.30%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the year ended August 31, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$205,557	$ 154
C	—	1,555

PGIM Jennison Blend Fund 23

Notes to Financial Statements (continued)

The RIC, on behalf of the Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended August 31, 2025, brokerage commissions recaptured under these agreements was $14,421.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended August 31, 2025, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended August 31, 2025, were as follows:

Cost of Purchases	Proceeds from Sales

$621,090,763	$737,232,695

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended August 31, 2025, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.483%)(wb)

$13,690,077	$165,413,711	$165,312,143	$ —	$ —	$13,791,645	13,791,645	$869,203		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.526%)(b)(wb)

—	309,980,016	277,338,370	1,993	(8,846)	32,634,793	32,657,654	45,168	(1)	—

$13,690,077	$475,393,727	$442,650,513	$1,993	$(8,846)	$46,426,438		$914,371		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended August 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$17,361,437	$115,184,289	$—	$132,545,726

For the year ended August 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$4,634,790	$24,778,584	$—	$29,413,374

For the year ended August 31, 2025, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains

$—	$77,507,275

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of August 31, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$658,448,052	$478,256,156	$(22,520,475)	$455,735,681

The difference between GAAP basis and tax basis was primarily attributable to deferred losses on wash sales.

The Fund elected to treat the below approximated losses as having been incurred in the following fiscal year (August 31, 2026).

Qualified Late-Year Losses	Post-October Capital Losses

$—	$(1,200,000)

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2025 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

PGIM Jennison Blend Fund 25

Notes to Financial Statements (continued)

The RIC is authorized to issue 1,000,000,000 shares of common stock, $0.01 par value per share, designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares

A	200,000,000

B	5,000,000

C	25,000,000

Z	340,000,000

T	100,000,000

R6	330,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of August 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

R6	935	2.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	2	28.3

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Year ended August 31, 2025:
Shares sold	442,770	$11,033,458
Shares issued in reinvestment of dividends and distributions	4,868,614	123,273,306
Shares purchased	(4,675,425)	(115,427,023)
Net increase (decrease) in shares outstanding before conversion	635,959	18,879,741
Shares issued upon conversion from other share class(es)	63,205	1,536,647
Shares purchased upon conversion into other share class(es)	(264,528)	(6,572,108)
Net increase (decrease) in shares outstanding	434,636	$13,844,280

Year ended August 31, 2024:
Shares sold	518,102	$11,887,871
Shares issued in reinvestment of dividends and distributions	1,296,099	27,477,290
Shares purchased	(4,357,612)	(100,425,043)
Net increase (decrease) in shares outstanding before conversion	(2,543,411)	(61,059,882)
Shares issued upon conversion from other share class(es)	27,653	640,075
Shares purchased upon conversion into other share class(es)	(217,126)	(5,231,325)
Net increase (decrease) in shares outstanding	(2,732,884)	$(65,651,132)

Class C
Year ended August 31, 2025:
Shares sold	63,128	$1,229,225
Shares issued in reinvestment of dividends and distributions	74,666	1,441,804
Shares purchased	(56,460)	(1,058,300)
Net increase (decrease) in shares outstanding before conversion	81,334	1,612,729
Shares purchased upon conversion into other share class(es)	(46,471)	(878,783)
Net increase (decrease) in shares outstanding	34,863	$733,946

Share Class	Shares	Amount
Year ended August 31, 2024:
Shares sold	185,451	$3,431,333
Shares issued in reinvestment of dividends and distributions	11,674	196,233
Shares purchased	(60,563)	(1,095,263)
Net increase (decrease) in shares outstanding before conversion	136,562	2,532,303
Shares purchased upon conversion into other share class(es)	(28,652)	(510,563)
Net increase (decrease) in shares outstanding	107,910	$2,021,740

Class Z
Year ended August 31, 2025:
Shares sold	69,311	$1,741,612
Shares issued in reinvestment of dividends and distributions	212,392	5,407,496
Shares purchased	(605,346)	(15,096,220)
Net increase (decrease) in shares outstanding before conversion	(323,643)	(7,947,112)
Shares issued upon conversion from other share class(es)	251,722	6,294,223
Shares purchased upon conversion into other share class(es)	(40,691)	(994,169)
Net increase (decrease) in shares outstanding	(112,612)	$(2,647,058)

Year ended August 31, 2024:
Shares sold	50,889	$1,180,055
Shares issued in reinvestment of dividends and distributions	60,248	1,284,483
Shares purchased	(316,765)	(7,456,522)
Net increase (decrease) in shares outstanding before conversion	(205,628)	(4,991,984)
Shares issued upon conversion from other share class(es)	209,774	5,074,403
Shares purchased upon conversion into other share class(es)	(14,079)	(324,595)
Net increase (decrease) in shares outstanding	(9,933)	$(242,176)

Class R6
Year ended August 31, 2025:
Shares sold	5,207	$128,930
Shares issued in reinvestment of dividends and distributions	4,515	114,949
Shares purchased	(15,468)	(390,721)
Net increase (decrease) in shares outstanding before conversion	(5,746)	(146,842)
Shares issued upon conversion from other share class(es)	24,120	614,190
Net increase (decrease) in shares outstanding	18,374	$467,348

Year ended August 31, 2024:
Shares sold	4,841	$118,224
Shares issued in reinvestment of dividends and distributions	783	16,693
Shares purchased	(9,678)	(222,886)
Net increase (decrease) in shares outstanding before conversion	(4,054)	(87,969)
Shares issued upon conversion from other share class(es)	15,022	352,005
Net increase (decrease) in shares outstanding	10,968	$264,036

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$ 1,200,000,000	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

PGIM Jennison Blend Fund 27

Notes to Financial Statements (continued)

Subsequent to the reporting period end, the SCA has been renewed and effective September 26, 2025 will provide a commitment of $1,200,000,000 through September 24, 2026. The commitment fee allocated to the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the year ended August 31, 2025.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector, including the information technology and financials sectors. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

PGIM Jennison Blend Fund 29

Notes to Financial Statements (continued)

Small and Medium Sized Companies Risk: Small and medium sized companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and medium sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and medium sized companies generally are more illiquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

10.	Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact and does not expect ASU to have a material impact on the financial statements.

11.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of August 31, 2025.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Prudential Jennison Blend Fund, Inc. and Shareholders of PGIM Jennison Blend Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Jennison Blend Fund (the “Fund”) as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

October 20, 2025

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

PGIM Jennison Blend Fund 31

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Jennison Blend Fund

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Jennison Blend Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 2 and 11-12, 2026 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM

1  PGIM Jennison Blend Fund is the sole series of Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Approval of Advisory Agreements (continued)

Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2024 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments, Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally

Visit our website at pgim.com/investments

resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended August 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that while the Fund underperformed its benchmark index over all periods, it had strong performance against peers.

•	The Board noted that the Fund outperformed its benchmark index over the fourth quarter of 2024, and outperformed its peer universe median, with second quartile performance, for the one-year period.

•	The Board considered that PGIM Investments is encouraged by the Fund’s strong returns over the long term as demonstrated by its five- and ten-year performance versus its peers.

•

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps annual fund operating expenses at 0.68% for Class R6 shares through December 31, 2025.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Jennison Blend Fund

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Blend Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	October 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 20, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	October 20, 2025